COMMON STOCK WARRANTS - Warrant Activity (Details)	12 Months Ended
Dec. 31, 2022 shares
Class of Warrant or Right [Line Items]
Warrants Outstanding	322,223
Class of Warrant or Right, Granted	6,512,087
Class of Warrant or Right, Exercised	(322,223)
Warrants Outstanding	6,512,087
Convertible notes warrants - senior debt
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Granted	169,597
Warrants Outstanding	169,597
Convertible notes warrants - subordinated debt
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Granted	1,745,310
Warrants Outstanding	1,745,310
Private Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Granted	196,256
Warrants Outstanding	196,256
Public Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Granted	4,100,239
Warrants Outstanding	4,100,239
Additional Private Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Granted	300,685
Warrants Outstanding	300,685
2021 preferred Series B warrants
Class of Warrant or Right [Line Items]
Warrants Outstanding	111,111
Class of Warrant or Right, Exercised	(111,111)
Warrants Outstanding	0
2020 preferred Series B warrants
Class of Warrant or Right [Line Items]
Warrants Outstanding	211,112
Class of Warrant or Right, Exercised	(211,112)